Subordinated loans	6 Months Ended
Jun. 30, 2024
Subordinated liabilities [abstract]
Subordinated loans
11 Subordinated loans
Subordinated loans are bonds issued by ING Groep N.V. to raise Tier 1 and Tier 2 (CRR eligible) capital. Under IFRS, these securities are classified as liabilities and for regulatory purposes, they are considered as capital.

Changes in subordinated loans
in EUR million	30 June 2024	31 December 2023
Opening balance as at 1 January	15,401	15,786
Additions	2,385	2,225
Redemptions / Disposals	-1,970	-2,894
Amortisation	11	34
Other	-40	12
Changes in unrealised revaluations	-72	473
Foreign exchange movement	217	-235
Closing balance	15,933	15,401
ING Groep N.V. issued in February 2024 USD 1.25 billion 8.00% Perpetual Additional Tier 1 Contingent Convertible Capital Securities and EUR 1.25 billion 4.38% Fixed Rate Subordinated Tier 2 Notes in May 2024.
ING Groep N.V. redeemed USD 750 million 2.50% Fixed Rate Subordinated Tier 2 notes in February 2024 and USD 1.25 billion 6.75% Perpetual AT1 Contingent Convertible Capital Securities in April 2024 on their first call dates.